Common Stock (Details) - USD ($)																12 Months Ended
	Sep. 03, 2024	Dec. 13, 2023	Oct. 11, 2023	Jun. 05, 2023	May 24, 2023	Apr. 21, 2023	Mar. 23, 2023	Mar. 22, 2023	Mar. 17, 2023	Feb. 20, 2023	Feb. 03, 2023	Jan. 20, 2023	Jan. 17, 2023	Jan. 06, 2023	Jan. 05, 2023	Dec. 31, 2024	Dec. 31, 2023
Common Stock [Line Items]
Common stock authorized shares																1,000,000,000	1,000,000,000
Common stock, par value (in Dollars per share)																$ 0.00001	$ 0.00001
Total fair value (in Dollars)																$ 6,768,670	$ 12,885,071
Common stock shares issued															15,000	970,319	959,508
Common stock value issued (in Dollars)																$ 10	$ 10
Remaining shares																970,319	959,508
Fair value (in Dollars)					$ 1,499,819
Ocean Street Partners [Member]
Common Stock [Line Items]
Common stock shares issued										3,200
Fair value (in Dollars)										$ 69,200
Capital Market Access LLC [Member]
Common Stock [Line Items]
Common stock shares issued		800	1,600							8,000
Fair value (in Dollars)		$ 16,000	$ 32,360							$ 173,000
Stock exercise price (in Dollars per share)										$ 75
2024 stock transactions [Member]
Common Stock [Line Items]
New shares issued																2,974
Total fair value (in Dollars)																$ 34,512
2023 Stock Transactions [Member]
Common Stock [Line Items]
Common stock shares issued					33,182
Shares conversion amount					182.5
Preferred stock per share amount (in Dollars per share)					$ 10,000
2023 Stock Transactions [Member] | Capital Market Access LLC [Member]
Common Stock [Line Items]
Common stock shares issued										2,400
Securities Purchase Agreement [Member]
Common Stock [Line Items]
Aggregate shares						4,000	20,000	64,000	13,333		10,667		40,000	34,667
Cash proceeds (in Dollars)						$ 75,000	$ 375,000	$ 1,200,000	$ 250,000		$ 200,000		$ 750,000	$ 650,000
Escrow deposit (in Dollars)						$ 400	$ 2,000	$ 6,400	$ 1,333		$ 1,067		$ 4,000	$ 3,467
Series A Preferred Stock [Member]
Common Stock [Line Items]
Shares conversion amount															300,000
Preferred stock per share amount (in Dollars per share)															$ 1
Common stock value issued (in Dollars)															$ 722,098
Remaining shares															0
Series D Preferred Stock [Member]
Common Stock [Line Items]
Common stock shares issued												26,046
Shares conversion amount												140
Preferred stock per share amount (in Dollars per share)												$ 10,000				$ 2,500,000
Fair value (in Dollars)												$ 1,445,220
Series E Preferred Stock [Member]
Common Stock [Line Items]
Common stock shares issued				2,727
Shares conversion amount				15
Preferred stock per share amount (in Dollars per share)				$ 10,000
Fair value (in Dollars)				$ 235,224
Common Stock [Member]
Common Stock [Line Items]
Common stock, par value (in Dollars per share)																$ 0.00001
Employee shares	3,837
New shares issued																4,000
Shares conversion amount																	2,727
Common Stock [Member] | 2024 stock transactions [Member]
Common Stock [Line Items]
New shares issued																4,000
Total fair value (in Dollars)																$ 56,286